Shareholder Report, Line Graph (Details) - USD ($)								8 Months Ended	12 Months Ended
	Dec. 06, 2022	Jan. 21, 2020	May 31, 2018	Apr. 16, 2018	Feb. 28, 2018	Feb. 26, 2016	Jul. 31, 2015	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000050453
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								$ 9,450	$ 13,899	$ 9,450	$ 11,295	$ 10,005	$ 14,258	$ 12,228	$ 10,958	$ 10,363	$ 12,066	$ 9,271	$ 8,520
C000050454
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 13,509	9,900	11,062	9,875	14,179	12,251	11,069	10,533	12,362	9,568	8,861
C000025543
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 16,853	9,450	13,614	11,619	15,004	11,410	12,198	11,445	12,537	9,789	9,694
C000025545
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 16,370	9,900	13,325	11,462	14,916	11,427	12,301	11,628	12,841	10,102	10,080
C000050450
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 16,546	9,450	13,276	12,009	16,466	12,413	12,929	12,120	13,448	10,506	10,083
C000050451
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 16,087	9,900	13,006	11,848	16,376	12,437	13,053	12,322	13,781	10,834	10,490
C000025585
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 11,832	9,450	10,443	9,588	19,382	19,010	13,218	11,057	13,057	9,940	9,563
C000025587
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 11,496	9,900	10,228	9,465	19,273	19,041	13,340	11,242	13,374	10,260	9,943
C000025573
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 13,892	9,450	11,234	10,273	17,327	14,426	12,243	10,286	12,440	9,586	8,712
C000025575
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 13,498	9,900	10,996	10,133	17,216	14,439	12,352	10,457	12,738	9,887	9,057
C000235590
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value	$ 9,450								$ 11,794		9,466
C000238648
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value	$ 9,900								$ 12,179		9,847
C000182038
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value			$ 9,450						$ 10,767		8,650	8,025	13,351	11,170	9,426	7,938
C000182039
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value			$ 9,900						$ 10,744		8,703	8,140	13,632	11,494	9,771	8,286
C000025549
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 17,470	9,450	14,541	13,098	17,348	12,035	11,649	9,928	10,924	8,860	9,482
C000025551
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 16,979	9,900	14,244	12,921	17,246	12,053	11,756	10,092	11,187	9,140	9,858
C000040523
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 17,198	9,450	14,060	11,877	13,999	10,442	11,767	10,061	10,816	8,767	9,396
C000040525
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 16,715	9,900	13,776	11,723	13,916	10,461	11,876	10,237	11,078	9,047	9,768
C000025531
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 35,365	9,450	24,390	21,563	28,473	19,955	16,103	14,471	13,530	10,399	10,202
C000025533
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 34,384	9,900	23,891	21,278	28,310	19,994	16,250	14,717	13,860	10,731	10,605
C000025519
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 21,608	9,450	16,550	16,629	17,581	12,306	13,429	12,753	12,283	9,945	9,622
C000025521
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 21,007	9,900	16,213	16,410	17,483	12,325	13,551	12,964	12,586	10,267	10,010
C000025537
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 21,532	9,450	15,377	16,125	19,579	12,695	14,138	13,383	12,878	10,232	9,890
C000025539
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 20,929	9,900	15,061	15,909	19,458	12,716	14,264	13,603	13,186	10,555	10,285
C000040533
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 20,551	9,450	14,522	15,151	20,400	14,315	14,452	13,679	12,921	9,975	10,012
C000040535
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 19,930	9,900	14,199	14,915	20,290	14,342	14,590	13,906	13,240	10,294	10,413
C000040529
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 21,192	9,450	15,608	16,841	18,644	11,317	13,558	12,986	12,722	10,261	9,500
C000040531
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 20,612	9,900	15,293	16,625	18,540	11,340	13,687	13,203	13,032	10,588	9,879
C000025525
Account Value [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Account Value								9,450	$ 28,479	9,450	20,508	19,280	22,648	16,033	14,566	13,489	12,734	10,036	9,815
C000025527
Account Value [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Account Value								9,900	$ 27,695	$ 9,900	20,092	19,034	22,526	16,064	14,702	13,714	13,043	10,357	10,206
MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value								10,000	16,784	$ 10,000	13,649	12,052	15,889	11,819	12,586	11,367	12,223	9,856	10,099
MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value								10,000	16,784	$ 10,000	13,649	12,052	15,889	11,819	12,586	11,367	12,223	9,856	10,099
MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value								1,000,000	1,678,361	$ 1,000,000	1,364,854	1,205,169	1,588,885	1,181,942	1,258,590	1,136,733	1,222,293	985,561	1,009,900
MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value								10,000	16,784	$ 10,000	13,649	12,052	15,889	11,819	12,586	11,367	12,223	9,856	10,099
MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value							$ 10,000		15,825		12,869	11,363	14,981	11,144	11,867	10,718	11,525	9,293	9,522
MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE IMI Index (Net, Unhedged, USD)
Account Value				$ 10,000					13,245		10,771	9,511	12,539	9,328	9,933	8,971
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,206	$ 10,000	24,050	21,967	26,270	18,306	16,511	14,464	13,520	10,933	10,486
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,206	$ 10,000	24,050	21,967	26,270	18,306	16,511	14,464	13,520	10,933	10,486
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								1,000,000	3,320,557	$ 1,000,000	2,404,981	2,196,731	2,627,040	1,830,562	1,651,089	1,446,420	1,352,047	1,093,270	1,048,600
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,206	$ 10,000	24,050	21,967	26,270	18,306	16,511	14,464	13,520	10,933	10,486
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,206	$ 10,000	24,050	21,967	26,270	18,306	16,511	14,464	13,520	10,933	10,486
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000		31,287		22,660	20,698	24,752	17,248	15,557	13,628	12,739	10,301	9,880
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,206	$ 10,000	24,050	21,967	26,270	18,306	16,511	14,464	13,520	10,933	10,486
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000					23,400		16,948	15,480	18,513	12,900	11,635	10,193
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,206	$ 10,000	24,050	21,967	26,270	18,306	16,511	14,464	13,520	10,933	10,486
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,206	$ 10,000	24,050	21,967	26,270	18,306	16,511	14,464	13,520	10,933	10,486
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								1,000,000	3,320,557	$ 1,000,000	2,404,981	2,196,731	2,627,040	1,830,562	1,651,089	1,446,420	1,352,047	1,093,270	1,048,600
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,206	$ 10,000	24,050	21,967	26,270	18,306	16,511	14,464	13,520	10,933	10,486
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,206	$ 10,000	24,050	21,967	26,270	18,306	16,511	14,464	13,520	10,933	10,486
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000		31,287		22,660	20,698	24,752	17,248	15,557	13,628	12,739	10,301	9,880
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,206	$ 10,000	24,050	21,967	26,270	18,306	16,511	14,464	13,520	10,933	10,486
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000					23,400		16,948	15,480	18,513	12,900	11,635	10,193
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								1,000,000	3,229,912	$ 1,000,000	2,342,893	2,161,739	2,589,529	1,799,534	1,633,712	1,439,521	1,350,395	1,089,204	1,044,900
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000		30,426		22,070	20,364	24,393	16,952	15,390	13,560	12,721	10,260	9,843
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000					22,794		16,534	15,256	18,275	12,700	11,529	10,159
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								1,000,000	3,229,912	$ 1,000,000	2,342,893	2,161,739	2,589,529	1,799,534	1,633,712	1,439,521	1,350,395	1,089,204	1,044,900
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000		30,426		22,070	20,364	24,393	16,952	15,390	13,560	12,721	10,260	9,843
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000					22,794		16,534	15,256	18,275	12,700	11,529	10,159
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								1,000,000	3,229,912	$ 1,000,000	2,342,893	2,161,739	2,589,529	1,799,534	1,633,712	1,439,521	1,350,395	1,089,204	1,044,900
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000		30,426		22,070	20,364	24,393	16,952	15,390	13,560	12,721	10,260	9,843
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	32,299	$ 10,000	23,429	21,617	25,895	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000					22,794		16,534	15,256	18,275	12,700	11,529	10,159
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value								10,000	14,012	$ 10,000	11,181	10,091	14,631	12,510	11,556	10,331	11,810	9,339	8,547
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value								10,000	14,012	$ 10,000	11,181	10,091	14,631	12,510	11,556	10,331	11,810	9,339	8,547
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value								1,000,000	1,401,208	$ 1,000,000	1,118,104	1,009,119	1,463,128	1,250,964	1,155,625	1,033,100	1,180,955	933,931	854,700
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value								$ 10,000	14,012	$ 10,000	11,181	10,091	14,631	12,510	11,556	10,331	11,810	9,339	8,547
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value							$ 10,000		15,494		12,364	11,159	16,179	13,833	12,779	11,424	13,059	10,327	9,451
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value								$ 10,000	14,012	$ 10,000	11,181	10,091	14,631	12,510	11,556	10,331	11,810	9,339	8,547
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value				$ 10,000					11,339		9,048	8,166	11,840	10,123	9,352	8,360
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								1,000,000	1,671,455	$ 1,000,000	1,359,238	1,188,145	1,543,046	1,149,982	1,234,681	1,111,925	1,193,693	967,023	999,300
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index (Net, USD, Unhedged)
Account Value							$ 10,000		15,858		12,896	11,273	14,640	10,911	11,714	10,550	11,325	9,175	9,481
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (Net, USD, Unhedged)
Account Value				$ 10,000					13,569		11,035	9,646	12,527	9,336	10,024	9,027
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value								10,000	17,463	$ 10,000	14,202	13,339	19,133	14,092	14,286	13,128	14,241	11,168	10,845
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value								10,000	17,463	$ 10,000	14,202	13,339	19,133	14,092	14,286	13,128	14,241	11,168	10,845
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value								1,000,000	1,746,323	$ 1,000,000	1,420,237	1,333,931	1,913,269	1,409,199	1,428,628	1,312,836	1,424,055	1,116,818	1,084,500
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value								10,000	17,463	$ 10,000	14,202	13,339	19,133	14,092	14,286	13,128	14,241	11,168	10,845
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value							$ 10,000		15,766		12,822	12,043	17,273	12,722	12,898	11,852	12,857	10,083	9,791
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value				$ 10,000					11,514		9,364	8,795	12,615	9,291	9,420	8,656
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI China All Shares Index (Net, USD, Unhedged)
Account Value								10,000	13,306	$ 10,000	11,231	10,061	17,521	17,625	13,115	11,210	14,334	10,826	11,455
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI China All Shares Index (Net, USD, Unhedged)
Account Value								10,000	13,306	$ 10,000	11,231	10,061	17,521	17,625	13,115	11,210	14,334	10,826	11,455
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI China All Shares Index (Net, USD, Unhedged)
Account Value								$ 1,000,000	1,330,632	$ 1,000,000	1,123,086	1,006,079	1,752,140	1,762,539	1,311,511	1,121,045	1,433,378	1,082,612	1,145,500
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI China All Shares Index (Net, USD, Unhedged)
Account Value								$ 10,000	13,306	$ 10,000	11,231	10,061	17,521	17,625	13,115	11,210	14,334	10,826	11,455
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (Net, USD, Unhedged)
Account Value					$ 10,000				8,789		7,419	6,646	11,574	11,642	8,663	7,405
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI China All Shares Index (Net, USD, Unhedged)
Account Value				$ 10,000					9,166		7,736	6,930	12,069	12,141	9,034	7,722
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value								10,000	14,012	$ 10,000	11,181	10,091	14,631	12,510	11,556	10,331	11,810	9,339	8,547
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value								10,000	14,012	$ 10,000	11,181	10,091	14,631	12,510	11,556	10,331	11,810	9,339	8,547
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value								1,000,000	1,401,208	$ 1,000,000	1,118,104	1,009,119	1,463,128	1,250,964	1,155,625	1,033,100	1,180,955	933,931	854,700
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value								10,000	14,012	$ 10,000	11,181	10,091	14,631	12,510	11,556	10,331	11,810	9,339	8,547
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value								10,000	14,012	$ 10,000	11,181	10,091	14,631	12,510	11,556	10,331	11,810	9,339	8,547
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value							$ 10,000		15,494		12,364	11,159	16,179	13,833	12,779	11,424	13,059	10,327	9,451
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value				$ 10,000					11,339		9,048	8,166	11,840	10,123	9,352	8,360
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value	$ 10,000								12,718		9,999
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value	$ 10,000								12,718		9,999
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value	$ 1,000,000								1,271,773		999,900
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value	$ 10,000								12,718		9,999
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value	$ 10,000								12,718		9,999
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value	$ 10,000								12,718		9,999
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value	$ 10,000								12,718		9,999
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value			$ 10,000						11,738		9,366	8,453	12,256	10,479	9,680	8,654
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value			$ 10,000						11,738		9,366	8,453	12,256	10,479	9,680	8,654
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value			$ 1,000,000						1,173,755		936,606	845,312	1,225,623	1,047,899	968,036	865,400
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value			$ 10,000						11,738		9,366	8,453	12,256	10,479	9,680	8,654
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value			$ 10,000						11,738		9,366	8,453	12,256	10,479	9,680	8,654
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value			$ 10,000						11,738		9,366	8,453	12,256	10,479	9,680	8,654
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value		$ 10,000							11,174		8,917	8,047	11,668	9,976
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								1,000,000	1,671,455	$ 1,000,000	1,359,238	1,188,145	1,543,046	1,149,982	1,234,681	1,111,925	1,193,693	967,023	999,300
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net, USD, Unhedged)
Account Value						$ 10,000			18,916		15,383	13,446	17,463	13,015	13,973	12,584	13,509	10,944
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (Net, USD, Unhedged)
Account Value				$ 10,000					13,569		11,035	9,646	12,527	9,336	10,024	9,027
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								1,000,000	1,671,455	$ 1,000,000	1,359,238	1,188,145	1,543,046	1,149,982	1,234,681	1,111,925	1,193,693	967,023	999,300
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net, USD, Unhedged)
Account Value						$ 10,000			18,916		15,383	13,446	17,463	13,015	13,973	12,584	13,509	10,944
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Account Value								10,000	16,715	$ 10,000	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (Net, USD, Unhedged)
Account Value				$ 10,000					13,569		11,035	9,646	12,527	9,336	10,024	9,027
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								10,000	44,808	$ 10,000	31,167	26,201	34,750	24,265	18,778	16,036	14,485	11,167	10,918
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								10,000	44,808	$ 10,000	31,167	26,201	34,750	24,265	18,778	16,036	14,485	11,167	10,918
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								1,000,000	4,480,827	$ 1,000,000	3,116,663	2,620,146	3,474,994	2,426,503	1,877,807	1,603,593	1,448,463	1,116,693	1,091,800
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								10,000	44,808	$ 10,000	31,167	26,201	34,750	24,265	18,778	16,036	14,485	11,167	10,918
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								10,000	44,808	$ 10,000	31,167	26,201	34,750	24,265	18,778	16,036	14,485	11,167	10,918
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value							$ 10,000		40,831		28,401	23,876	31,666	22,111	17,111	14,613	13,199	10,176	9,949
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								10,000	44,808	$ 10,000	31,167	26,201	34,750	24,265	18,778	16,036	14,485	11,167	10,918
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value				$ 10,000					28,965		20,147	16,937	22,463	15,685	12,139	10,366
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								10,000	23,388	$ 10,000	17,856	17,833	19,175	13,338	14,431	12,976	12,595	10,693	10,053
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								10,000	23,388	$ 10,000	17,856	17,833	19,175	13,338	14,431	12,976	12,595	10,693	10,053
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								1,000,000	2,338,822	$ 1,000,000	1,785,633	1,783,314	1,917,542	1,333,850	1,443,092	1,297,628	1,259,466	1,069,338	1,005,300
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								10,000	23,388	$ 10,000	17,856	17,833	19,175	13,338	14,431	12,976	12,595	10,693	10,053
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								10,000	23,388	$ 10,000	17,856	17,833	19,175	13,338	14,431	12,976	12,595	10,693	10,053
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value							$ 10,000		22,821		17,423	17,400	18,710	13,015	14,081	12,661	12,289	10,434	9,809
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								10,000	23,388	$ 10,000	17,856	17,833	19,175	13,338	14,431	12,976	12,595	10,693	10,053
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000					18,022		13,759	13,742	14,776	10,278	11,120	9,999
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	21,459	$ 10,000	16,006	17,504	21,488	14,249	14,269	13,603	13,356	10,446	10,034
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	21,459	$ 10,000	16,006	17,504	21,488	14,249	14,269	13,603	13,356	10,446	10,034
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								1,000,000	2,145,897	$ 1,000,000	1,600,580	1,750,415	2,148,803	1,424,936	1,426,934	1,360,280	1,335,572	1,044,640	1,003,400
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	21,459	$ 10,000	16,006	17,504	21,488	14,249	14,269	13,603	13,356	10,446	10,034
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	21,459	$ 10,000	16,006	17,504	21,488	14,249	14,269	13,603	13,356	10,446	10,034
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000		20,133		15,017	16,423	20,160	13,369	13,388	12,762	12,530	9,801	9,414
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	21,459	$ 10,000	16,006	17,504	21,488	14,249	14,269	13,603	13,356	10,446	10,034
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000					15,353		11,451	12,523	15,373	10,195	10,209	9,732
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								10,000	21,889	$ 10,000	16,037	17,361	23,468	16,950	14,951	14,052	13,495	10,301	10,352
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								10,000	21,889	$ 10,000	16,037	17,361	23,468	16,950	14,951	14,052	13,495	10,301	10,352
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								1,000,000	2,188,855	$ 1,000,000	1,603,674	1,736,142	2,346,772	1,695,032	1,495,133	1,405,200	1,349,467	1,030,128	1,035,200
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								10,000	21,889	$ 10,000	16,037	17,361	23,468	16,950	14,951	14,052	13,495	10,301	10,352
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value							$ 10,000		19,347		14,175	15,346	20,743	14,982	13,215	12,420	11,928	9,105	9,150
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								10,000	21,889	$ 10,000	16,037	17,361	23,468	16,950	14,951	14,052	13,495	10,301	10,352
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value				$ 10,000					15,078		11,047	11,960	16,166	11,677	10,300	9,680
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								10,000	20,280	$ 10,000	15,390	17,087	19,141	11,650	13,534	13,112	13,189	10,568	9,712
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								10,000	20,280	$ 10,000	15,390	17,087	19,141	11,650	13,534	13,112	13,189	10,568	9,712
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								1,000,000	2,027,976	$ 1,000,000	1,539,027	1,708,701	1,914,082	1,164,992	1,353,383	1,311,164	1,318,946	1,056,763	971,200
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								10,000	20,280	$ 10,000	15,390	17,087	19,141	11,650	13,534	13,112	13,189	10,568	9,712
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value							$ 10,000		20,242		15,362	17,055	19,105	11,628	13,509	13,087	13,165	10,548	9,694
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								10,000	20,280	$ 10,000	15,390	17,087	19,141	11,650	13,534	13,112	13,189	10,568	9,712
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000					15,138		11,488	12,754	14,287	8,696	10,102	9,787
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,952	$ 10,000	24,599	22,334	26,156	18,302	16,682	14,591	13,592	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,952	$ 10,000	24,599	22,334	26,156	18,302	16,682	14,591	13,592	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								1,000,000	3,395,179	$ 1,000,000	2,459,918	2,233,447	2,615,583	1,830,231	1,668,245	1,459,149	1,359,244	1,099,445	1,052,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,952	$ 10,000	24,599	22,334	26,156	18,302	16,682	14,591	13,592	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,952	$ 10,000	24,599	22,334	26,156	18,302	16,682	14,591	13,592	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000		32,070		23,236	21,097	24,706	17,288	15,758	13,783	12,839	10,385	9,937
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								$ 10,000	33,952	$ 10,000	24,599	22,334	26,156	18,302	16,682	14,591	$ 13,592	$ 10,994	$ 10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000					$ 23,799		$ 17,243	$ 15,655	$ 18,334	$ 12,829	$ 11,694	$ 10,228